Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and balances with central banks	€ 90,214	€ 87,614
Loans and advances to banks 3	16,709	35,104
Financial assets at fair value through profit or loss 4,6
– Trading assets	60,229	56,870
– Non-trading derivatives	2,028	3,893
– Designated as at fair value through profit or loss	5,775	6,159
– Mandatorily at fair value through profit or loss	54,983	46,844
Financial assets at fair value through other comprehensive income	41,116	31,625
Securities at amortised cost	48,313	48,160
Loans and advances to customers	647,313	644,893
Investments in associates and joint ventures 8	1,509	1,500
Property and equipment 9	2,399	2,446
Intangible assets 10	1,198	1,102
Current tax assets	311	349
Deferred tax assets 34	1,085	1,425
Other assets 11	7,117	8,850
Total assets	980,299	976,834
Liabilities
Deposits from banks 12	23,257	56,632
Customer deposits 13	650,276	640,799
Financial liabilities at fair value through profit or loss 14
– Trading liabilities	37,220	39,088
– Non-trading derivatives	2,019	3,048
– Designated as at fair value through profit or loss	55,400	50,883
Current tax liabilities	396	325
Deferred tax liabilities 34	1,447	2,652
Provisions 15	920	1,052
Other liabilities 16	13,667	13,646
Debt securities in issue 17	124,670	95,918
Subordinated loans 18	15,401	15,786
Total liabilities	924,671	919,829
Equity 19
Share capital and share premium	17,151	17,154
Other reserves	(2,767)	(2,192)
Retained earnings	40,299	41,538
Shareholders’ equity (parent)	54,684	56,500
Non-controlling interests	944	504
Total equity	55,628	57,004
Total liabilities and equity	€ 980,299	€ 976,834